Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 2,443,430	$ 283,682	$ 1,924,211
Marketable securities	343,679	56,972
Financial royalty assets, net	526,937	452,560	461,821
Accrued royalty receivable	32,307	33,525	35,996
Other receivables			150,000
Available for sale debt securities	28,500	0
Derivative financial instruments			19,196
Other royalty income receivable	3,147	5,241	12,631
Other current assets	12,789	92	4,699
Total current assets	3,390,789	832,072	2,608,554
Financial royalty assets, net	11,169,857	10,842,052	8,377,231
Intangible royalty assets, net	40,258	51,724	75,648
Equity securities	477,185	380,756	146,008
Available for sale debt securities	162,454	131,280
Derivative financial instruments	14,717	42,315	19,111
Investments in non-consolidated affiliates	430,296	124,061	143,595
Other assets	0	45,635
Total assets	15,685,556	12,449,895	11,370,147
Current liabilities
Royalty distribution payable to affiliates	122,771	31,041	44,259
Accounts payable and accrued expenses	34,366	11,177	4,477
Milestone payable			250,000
Accrued purchase obligation	111,610	0
Current portion of long-term debt	182,226	281,984	281,436
Derivative financial instruments	0	9,215
Total current liabilities	450,973	333,417	580,172
Long-term debt	5,729,622	5,956,138	6,237,896
Derivative financial instruments	0	18,902
Other liabilities	110,000	0
Total liabilities	6,290,595	6,308,457	6,818,068
Commitments and contingencies
Shareholders'/Unitholders' equity
Shareholders'/Unitholders' contributions	0	3,282,516	3,282,516
Deferred shares	0	0
Additional paid-in capital	2,557,237	0
Retained earnings	1,571,399	2,825,212	1,215,953
Non-controlling interest	5,237,829	35,883	63,865
Accumulated other comprehensive income/(loss)	30,515	2,093	(10,255)
Treasury interests	(2,119)	(4,266)
Total shareholders'/unitholders' equity	9,394,961	6,141,438	4,552,079
Total liabilities and shareholders'/unitholders' equity	15,685,556	12,449,895	$ 11,370,147
Common Class A
Shareholders'/Unitholders' equity
Common stock	37	0
Common Class B
Shareholders'/Unitholders' equity
Common stock	0	0
Class R Redeemable Stock
Shareholders'/Unitholders' equity
Common stock	$ 63	$ 0